Financial Instruments - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (52,779)	$ (1,903)	$ (150,128)
Less than 1 month [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	(21,379)	(771)	30,514
Gross settled	1,956	70	64,444
Less than 1 month [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	2,382,315	85,880	8,862,682
Less than 1 month [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(2,380,359)	(85,810)	(8,798,238)
Less than 1 month [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(55,266)	(1,992)	(212,821)
Less than 1 month [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	23,759,435	856,505	19,311,999
Less than 1 month [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(23,814,701)	(858,497)	(19,524,820)
Less than 1 month [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	531	19	(1,751)
Less than 1 month [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	19,376	698	42,720
Less than 1 month [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(18,845)	(679)	(44,471)
1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(8,075)	(291)	(264,082)
1 to 3 months [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	(1,410)	(51)	18,429
Gross settled	32,722	1,180	46,984
1 to 3 months [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	6,817,411	245,761	5,565,137
1 to 3 months [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(6,784,689)	(244,581)	(5,518,153)
1 to 3 months [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(41,992)	(1,514)	(307,126)
1 to 3 months [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	21,272,450	766,851	17,179,871
1 to 3 months [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(21,314,442)	(768,365)	(17,486,997)
1 to 3 months [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	1,195	43	(3,940)
1 to 3 months [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	43,596	1,572	96,120
1 to 3 months [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(42,401)	(1,529)	(100,060)
3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(116,984)	(4,217)	(768,591)
3 months to 1 year [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	0	0
Gross settled	5,676	205	4,456
3 months to 1 year [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	531,596	19,164	531,336
3 months to 1 year [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(525,920)	(18,959)	(526,880)
3 months to 1 year [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(123,633)	(4,457)	(755,972)
3 months to 1 year [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	37,841,805	1,364,160	36,739,200
3 months to 1 year [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(37,965,438)	(1,368,617)	(37,495,172)
3 months to 1 year [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	973	35	(17,075)
3 months to 1 year [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	33,216	1,197	416,520
3 months to 1 year [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (32,243)	$ (1,162)	(433,595)
More than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			(8,953)
More than 1 year [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			(8,953)
More than 1 year [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			227,128
More than 1 year [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			$ (236,081)